UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.
(a)

Annual Report 2022
As of June 30, 2022

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at www.etfpages.com/FFIU or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

(Unaudited)

Dear Shareholder:

The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF,” “Fund,” or “FFIU”) celebrated its fifth anniversary on August 18.  As of June 30, 2022, the Fund had a 3-Star (***) rating from Morningstar.1
The Post-Pandemic Economy
We continue to live in unparalleled financial times with no historical post-WWII precedent for how the economy behaves in the aftermath of a pandemic, lockdowns, free money, and significant growth in the monetary aggregates resulting in a bout of inflation not seen in forty years. The monetary authority (the Federal Reserve), not recognizing its pivotal role in creating the inflation, has now embarked on a set of policies of contracting the money supply and rapidly increasing interest rates. In our opinion, those policies, normally needed when the economy is overheating, are now playing havoc with an economy clearly headed for recession.
Normally, as a recession approaches, the monetary authority would move to lower interest rates. But the current set of Federal Reserve governors appears to be more interested in monitoring lagging indicators (the CPI and the unemployment rate), and setting policies based thereon, than in viewing leading ones. Think of driving a car by looking through the rear-view mirror. For FFIU, the result is volatility in interest rates and bond prices, which has a significant influence on the Fund’s performance. Early in the year, when the Federal Reserve (Fed) put forth its “forward guidance” (the so-called “dot-plot,” the individual forecasts of the Federal Funds Rate by the 16 members of the Federal Open Market Committee) showing its intention to raise interest rates substantially over the following two years, the fixed-income markets reacted by raising interest rates to those levels over a very short-time span. The managers had positioned the Fund to the high end of the Fund’s duration range in anticipation of an oncoming recession, and, when the markets reacted so violently to the Fed’s forward guidance, longer duration assets underperformed.
The table below shows FFIU’s Net Asset Value (NAV) returns, and the returns of its benchmark, the Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index (the “Bloomberg U.S. Agg”), over the latest year, six months, three months, and since inception periods, all ended 6/30/22.  The table below shows the Fund’s performance versus its benchmark.

1Morningstar’s 3-star rating is for the 3-year period ended June 30, 2022. The rating category is for the US Fund Intermediate Core Bond Funds. The 3-star rating is for funds whose risk-adjusted returns fall within the top 67.5% relative to category peers. There are 396 funds in the category. The performance information quoted represents past performance, which is not a guarantee of future results.

Quarterly, Semi-Annual, Annual, and Since Inception Returns: FFIU vs Bloomberg US Agg
	---FFIU----		----Bloomberg US Agg ----
Period	Return[1]	Annualized	Return[1]	Annualized
7/1/21 to 6/30/22	-13.29%	-13.29%	-10.29%	-10.29%
1/1/22 to 6/30/22	-13.31%	-13.31%	-10.35%	-10.35%
4/1/22 to 6/30/22	-7.48%	-7.48%	-4.63%	-4.63%
8/18/17 to 6/30/22	1.87%	0.38%	3.51%	0.71%
 1. Performance Returns for periods less than one year are not annualized.
The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.
The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2022.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.68% per the ETF’s most recent prospectus dated November 1, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting www.etfpages.com/FFIU.
Active Management
The Fund is actively managed. The Fund’s portfolio managers change the Fund’s duration and/or asset quality depending on the portfolio managers’ view of the ensuing economic landscape.  The benchmark is a passive index with fixed duration and asset quality targets. For the past year, the Fund’s portfolio managers correctly foresaw the oncoming economic slowdown but did not anticipate that the Federal Reserve would continue to tighten policy and raise interest rates as the recession signals unfolded. The managers believe that the Fund’s assets are properly positioned for today’s unfolding economic environment. While there is no guarantee that the Fund’s portfolio managers will always have the correct economic and interest rate forecast, the Fund’s portfolio managers have several decades of market and management experience including the disruptive market conditions accompanying several recessions.  Thus, they have a long-term perspective.

The Economic Environment
Markets have become quite sensitive to incoming inflation data which, until July, continued to worsen. The Fund’s portfolio managers’ view has been that a significant catalyst of the inflation was the result of supply chain issues with another significant portion due to a rapid rise in the money supply as the Federal Reserve monetized trillions of dollars of new debt from the federal government. With the Federal Reserve now tightening policy both by raising interest rates and by shrinking the monetary aggregates, the portfolio managers’ view is that a recession is in the making, interest rates have likely peaked, as has inflation. The Fund is positioned for such outcomes.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

RCUVA0822001

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2022

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 on August 18, 2017 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the UVA Unconstrained Medium-Term Fixed Income ETF versus the Bloomberg US Aggregate Total Return Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Three	Since	Inception
June 30, 2022	Year	Year	Inception	Date
UVA Unconstrained Medium-Term Fixed Income ETF	-13.29%	-1.31%	0.38%	08/18/17
Bloomberg US Aggregate Total Return Value
Unhedged USD Index	-10.29%	-0.93%	0.71%	N/A

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2022.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.68% per the ETF’s most recent prospectus dated November 1, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting www.etfpages.com/FFIU.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITY - 0.01%
Southwest Airlines Co. 2007-1 Pass
Through Trust	$ 4,795	6.150%	8/1/2022	$ 4,828

Total Asset-Backed Security (Cost $4,828)				4,828

CORPORATE BONDS - 73.28%
Communication Services - 5.56%
Alphabet, Inc.	500,000	1.900%	8/15/2040	359,366
Alphabet, Inc.	750,000	2.050%	8/15/2050	505,978
Discovery Communications LLC	250,000	3.800%	3/13/2024	248,918
FedEx Corp.	704,000	4.100%	4/15/2043	602,938
Netflix, Inc.	300,000	4.375%	11/15/2026	286,500
Netflix, Inc.	750,000	4.875%	4/15/2028	706,875
Netflix, Inc.	300,000	6.375%	5/15/2029	301,500
Qualcomm, Inc.	200,000	3.250%	5/20/2027	195,575
The Walt Disney Co.	250,000	2.750%	9/1/2049	179,618
The Walt Disney Co.	250,000	3.000%	7/30/2046	192,711
The Walt Disney Co.	300,000	3.500%	5/13/2040	256,631
				3,836,610
Consumer Discretionary - 9.38%
Amazon.com, Inc.	500,000	2.500%	11/29/2022	499,541
Amazon.com, Inc.	750,000	2.500%	6/3/2050	536,398
Amazon.com, Inc.	500,000	3.150%	8/22/2027	487,142
AutoNation, Inc.	250,000	3.800%	11/15/2027	237,086
AutoNation, Inc.	400,000	4.750%	6/1/2030	377,655
Bath & Body Works, Inc.	250,000	5.250%	2/1/2028	210,312
Constellation Brands, Inc.	250,000	2.875%	5/1/2030	217,862
Dick's Sporting Goods	250,000	3.150%	1/15/2032	197,983
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	199,522
Expedia Group, Inc.	500,000	2.950%	3/15/2031	402,007
Expedia Group, Inc.	250,000	3.250%	2/15/2030	208,682
Expedia Group, Inc.	226,000	3.800%	2/15/2028	206,010
Expedia Group, Inc.	150,000	4.625%	8/1/2027	144,487
Expedia Group, Inc.	500,000	5.000%	2/15/2026	500,357
NIKE, Inc.	250,000	3.250%	3/27/2040	213,963
NIKE, Inc.	343,000	3.625%	5/1/2043	306,649
Nordstrom, Inc.	250,000	6.950%	3/15/2028	236,562
Ralph Lauren Corp.	350,000	2.950%	6/15/2030	308,666
Starbucks Corp.	250,000	2.250%	3/12/2030	212,272
Starbucks Corp.	250,000	2.450%	6/15/2026	236,169
Tapestry, Inc.	58,000	4.125%	7/15/2027	55,718
Target Corp.	500,000	2.500%	4/15/2026	479,059
				6,474,102

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Consumer Staples - 1.04%
Altria Group, Inc.	$ 400,000	4.250%	8/9/2042	$ 296,212
Altria Group, Inc.	250,000	4.500%	5/2/2043	189,677
Altria Group, Inc.	250,000	5.800%	2/14/2039	228,156
				714,045
Financials - 17.73%
American Express Co.	218,000	2.500%	8/1/2022	217,756
American Tower Corp.	600,000	3.800%	8/15/2029	551,870
Bank of America Corp.	500,000	6.300%	3/10/2026	496,250
Bank of New York Mellon	350,000	3.750%	12/20/2026	285,250
Berkshire Hathaway Finance Corp.	300,000	2.850%	10/15/2050	217,551
Broadcom, Inc.	250,000	4.300%	11/15/2032	227,367
Capital One Financial Corp.	400,000	3.900%	1/29/2024	399,551
Charles Schwab Corp.	150,000	3.300%	4/1/2027	145,441
Charles Schwab Corp.	1,000,000	4.000%	12/1/2030	767,500
Charles Schwab Corp.	1,500,000	5.375%	6/1/2025	1,481,250
Cincinnati Financial Corp.	250,000	6.125%	11/1/2034	288,444
Cincinnati Financial Corp.	59,000	6.920%	5/15/2028	67,144
Citigroup Global Markets Holdings, Inc.	250,000	1.000%	3/17/2031	200,160
Citigroup, Inc.	500,000	3.875%	2/18/2026	415,000
E Trade Financial Corp.	250,000	3.800%	8/24/2027	241,216
Fidelity National Financial, Inc.	500,000	2.450%	3/15/2031	397,946
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	219,566
Fidelity National Financial, Inc.	250,000	4.500%	8/15/2028	245,953
Goldman Sachs Group	250,000	4.600%	10/15/2033	244,479
Goldman Sachs Group	1,100,000	4.950%	2/10/2025	992,750
GS Finance Corp.	250,000	4.000%	3/10/2031	200,160
HSBC Holdings PLC	25,000	4.250%	3/14/2024	24,907
Huntington Bancs	250,000	4.450%	10/15/2027	221,875
Janus Capital Group	500,000	4.875%	8/1/2025	507,291
Lockheed Martin Corp.	300,000	2.800%	6/15/2050	224,074
MetLife, Inc.	250,000	5.875%	3/15/2028	232,500
MetLife, Inc.	250,000	10.750%	8/1/2039	328,661
Morgan Stanley	250,000	4.350%	9/8/2026	247,706
Morgan Stanley	280,000	5.875%	9/15/2026	277,200
Morgan Stanley	500,000	6.250%	8/9/2026	533,446
Progressive Corp.	415,000	3.700%	1/26/2045	354,706
Reinsurance Group	100,000	3.900%	5/15/2029	94,415
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	880,000
				12,229,385

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Health Care - 6.42%
AbbVie, Inc.	$ 450,000	2.800%	3/15/2023	$ 450,144
Amgen, Inc.	300,000	3.150%	2/21/2040	238,546
Amgen, Inc.	300,000	4.400%	5/1/2045	272,745
Amgen, Inc.	100,000	5.375%	5/15/2043	104,133
Biogen, Inc.	650,000	3.625%	9/15/2022	651,569
Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	900,869
Bristol-Myers Squibb Co.	500,000	4.125%	6/15/2039	477,788
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	327,085
Quest Diagnostics, Inc.	250,000	4.200%	6/30/2029	243,800
Regeneron Pharmacies, Inc.	250,000	1.750%	9/15/2030	200,999
Stryker Corp.	211,000	3.500%	3/15/2026	207,271
Stryker Corp.	359,000	3.375%	11/1/2025	352,274
				4,427,223
Industrials - 12.75%
3M Co.	350,000	2.250%	9/19/2026	330,956
Boeing Co.	300,000	3.250%	3/1/2028	269,430
Boeing Co.	500,000	3.300%	3/1/2035	383,821
Boeing Co.	100,000	3.375%	6/15/2046	66,125
Boeing Co.	100,000	3.500%	3/1/2045	66,746
Boeing Co.	250,000	5.875%	2/15/2040	236,804
Commercial Metals Co.	220,000	3.875%	2/15/2031	176,000
Dana, Inc.	180,000	5.375%	11/15/2027	156,600
Delta Air Lines, Inc.	850,000	2.900%	10/28/2024	787,312
Delta Air Lines, Inc.	255,000	4.375%	4/19/2028	216,750
Delta Air Lines, Inc.	290,000	3.750%	10/28/2029	228,738
EOG Resources, Inc.	330,000	5.100%	1/15/2036	329,613
Flowserve Corp.	250,000	3.500%	10/1/2030	215,874
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	184,652
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	244,876
Ford Motor Credit Co. LLC	250,000	6.375%	2/1/2029	248,407
Ford Motor Credit Co. LLC	100,000	6.625%	2/15/2028	102,879
Freeport-McMoRan, Inc.	100,000	4.250%	3/1/2030	91,375
Freeport-McMoRan, Inc.	250,000	4.375%	8/1/2028	233,750
Freeport-McMoRan, Inc.	300,000	5.000%	9/1/2027	297,750
Freeport-McMoRan, Inc.	100,000	5.400%	11/14/2034	97,375
General Electric Co.	288,000	5.100%	6/15/2032	280,326
General Motors Co.	250,000	5.000%	10/1/2028	243,339
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	447,547
Olin Corp.	150,000	5.625%	8/1/2029	133,312
O'Reilly Automotive, Inc.	250,000	1.750%	3/15/2031	198,237
Penske Auto Group	250,000	3.750%	6/15/2029	208,125
Raytheon Technologies Corp.	400,000	4.875%	10/15/2040	394,523
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Industrials - Continued
RPM International, Inc.	$ 250,000	3.750%	3/15/2027	$ 239,474
Southwest Airlines Co.	100,000	2.625%	2/10/2030	84,673
Southwest Airlines Co.	400,000	4.750%	5/4/2023	403,575
Southwest Airlines Co.	500,000	5.125%	6/15/2027	505,070
Southwest Airlines Co.	250,000	7.375%	3/1/2027	270,158
Spirit Aerosystems Co.	250,000	4.600%	6/15/2028	185,938
United Airlines Holdings, Inc.	250,000	4.875%	1/15/2025	232,188
				8,792,318
Information Technology - 14.26%
Apple, Inc.	500,000	2.375%	2/8/2041	383,256
Apple, Inc.	500,000	2.900%	9/12/2027	482,523
Apple, Inc.	500,000	3.450%	2/9/2045	438,146
Apple, Inc.	350,000	3.750%	9/12/2047	316,419
Apple, Inc.	450,000	3.850%	5/4/2043	416,480
Apple, Inc.	400,000	4.250%	2/9/2047	396,932
Apple, Inc.	100,000	4.650%	2/23/2046	103,310
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	147,426
Avnet, Inc.	250,000	4.620%	4/15/2026	251,393
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	480,314
Crowdstrike Holdings, Inc.	1,000,000	3.000%	2/15/2029	865,000
eBay, Inc.	190,000	2.700%	3/11/2030	162,077
eBay, Inc.	500,000	3.600%	6/5/2027	482,074
eBay, Inc.	1,068,000	4.000%	7/15/2042	914,315
Electronic Arts, Inc.	250,000	1.850%	2/15/2031	203,230
Flex Ltd.	200,000	4.875%	5/12/2030	190,581
Flex Ltd.	250,000	5.000%	2/15/2023	251,654
IBM Corp.	500,000	4.150%	5/15/2039	451,032
Intel Corp.	300,000	3.250%	11/15/2049	234,888
Microsoft Corp.	500,000	2.525%	6/1/2050	369,757
Microsoft Corp.	450,000	3.500%	11/15/2042	403,940
NetApp, Inc.	275,000	3.250%	12/15/2022	274,487
NetApp, Inc.	100,000	3.300%	9/29/2024	98,418
Oracle Corp.	400,000	3.800%	11/15/2037	316,667
Oracle Corp.	650,000	4.125%	5/15/2045	496,997
Qorvo, Inc.	250,000	4.375%	10/15/2029	220,000
Verisign, Inc.	500,000	4.750%	7/15/2027	487,500
				9,838,816
Real Estate - 6.14%
Boston Properties LP	300,000	2.550%	4/1/2032	244,187
Hudson Pacific Properties, Inc.	420,000	3.250%	1/15/2030	365,853
Hudson Pacific Properties, Inc.	600,000	4.650%	4/1/2029	577,640
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	237,032
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Real Estate - Continued
Hyatt Hotels Corp.	$ 450,000	5.375%	4/23/2025	$ 458,032
Hyatt Hotels Corp.	450,000	5.750%	4/23/2030	457,263
KB Home	550,000	4.800%	11/15/2029	460,625
Kilroy Realty LP	550,000	2.500%	11/15/2032	431,437
Kilroy Realty LP	100,000	3.050%	2/15/2030	86,301
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	179,022
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	117,182
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	282,808
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	82,676
Pulte Homes, Inc.	250,000	6.375%	5/15/2033	256,875
				4,236,933

Total Corporate Bonds (Cost $58,047,795)				50,549,432

FOREIGN BOND - 0.21%
Financials - 0.21%
MercadoLibre, Inc.	200,000	3.125%	1/14/2031	144,250

Total Foreign Bond (Cost $203,014)				144,250

MUNICIPAL BONDS - 11.11%
Alaska Municipal Bond Bank Authority	350,000	2.602%	12/1/2036	284,750
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	284,091
Arizona Board of Rights University	350,000	3.900%	6/1/2044	313,271
Bay Area California Toll Authority	250,000	2.763%	4/1/2034	208,975
Bay Area California Toll Authority	350,000	2.913%	4/1/2036	291,865
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	59,490
Bristol Township School District	255,000	3.650%	6/1/2043	204,607
California State University	300,000	2.670%	11/1/2038	246,033
Golden State Tobacco Securitization Corp.	250,000	3.115%	6/1/2038	204,992
Manatee County Florida Port Authority	200,000	3.187%	10/1/2041	164,998
Martinez California Refinance Taxable
Government Authority	330,000	2.700%	8/1/2040	255,288
Miami-Dade County Florida Seaport Revenue
Authority	250,000	2.750%	10/1/2038	193,648
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	367,028
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	336,018
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	245,342
Philadelphia Pennsylvania Redevelopment
Authority	225,000	3.713%	11/1/2023	225,909
Pittsburgh Transit Authority	140,000	3.127%	9/15/2026	138,557
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - CONTINUED
San Antonio Water System	$ 185,000	3.206%	5/15/2030	$ 174,022
San Francisco City & County Public Utilities	250,000	2.900%	11/1/2025	244,657
San Francisco City & County Public Utilities	400,000	3.473%	11/1/2043	330,460
San Marcos Unified School District	350,000	3.377%	8/1/2040	274,589
State of New York	170,000	3.450%	3/1/2026	170,274
State of Oregon	250,000	3.577%	8/1/2029	251,853
Tampa-Hillsborough County Expressway
Authority	505,000	2.692%	7/1/2037	381,209
The Pennsylvania State University	300,000	5.450%	2/15/2030	323,532
The Pennsylvania State University	200,000	2.790%	9/1/2043	165,644
The Trustees of Princeton University	250,000	2.612%	7/1/2026	240,065
Torrance Unified School District	400,000	3.344%	8/1/2039	348,300
Tulare County Board of Education	250,000	3.640%	5/1/2043	205,740
University of California	70,000	2.450%	5/15/2026	67,017
University of California-of the Commonwealth
System of Higher Education	25,000	3.039%	5/15/2027	24,448
Utah State Transit Authority	550,000	2.774%	12/15/2038	440,682

Total Municipal Bonds (Cost $9,031,986)				7,667,354

UNITED STATES TREASURY NOTES - 3.16%
United States Treasury Note	1,500,000	2.250%	2/15/2052	1,230,000
United States Treasury Note	250,000	1.875%	2/15/2032	226,250
United States Treasury Note	250,000	2.375%	3/31/2029	239,180
United States Treasury Note	500,000	2.500%	3/31/2027	487,734

Total United States Treasury Notes (Cost $2,400,162)				2,183,164

CLOSED-END FUNDS - 1.38%
Municipals - 1.38%		Shares
BlackRock Taxable Municipal Bond Trust		26,978		516,898
Guggenheim Taxable Municipal Bond & Investment Grade
Debt Trust		24,328		432,552

Total Closed-End Funds (Cost $1,262,966)				949,450

EXCHANGE-TRADED FUNDS - 4.06%
Commodity Fund - 2.31%		Shares
* Aberdeen Gold ETF Trust		92,000		1,594,360

Financials - 1.03%
Invesco Financial Preferred ETF		5,000		77,700
VanEck Vectors Preferred Securities ex Financials ETF		35,000		633,500
				711,200
Fixed Income - 0.72%
ProShares Trust Short High Yield		25,000		494,000

Total Exchange-Traded Funds (Cost $2,964,858)				2,799,560
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2022
			Value (Note 1)

PREFERRED STOCK - 0.14%		Dividend
Real Estate - 0.14%	Shares	Rate
Hudson Pacific Properties, Inc.	5,000	4.750%	$ 95,250

Total Preferred Stock (Cost $125,000)			95,250

SHORT-TERM INVESTMENT - 5.68%	Shares
Morgan Stanley Institutional Liquidity Funds, 0.01% §	3,916,772		$ 3,916,772

Total Short-Term Investment (Cost $3,916,772)			3,916,772

Investments, at Value (Cost $77,957,381) - 99.03%			$68,310,060

Other Assets Less Liabilities - 0.97%			671,300

Net Assets - 100%			$68,981,360

§ Represents 7 day effective yield
* Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
LP - Limited Partnership

Summary of Investments
	% of Net
	Assets	Value
Asset-Backed Security	0.01%	$4,828
Corporate Bonds	73.28%	50,549,432
Foreign Bond	0.21%	144,250
Municipal Bonds	11.11%	7,667,354
United States Treasury Notes	3.16%	2,183,164
Closed-End Funds	1.38%	949,450
Exchange-Traded Funds	4.06%	2,799,560
Preferred Stock	0.14%	95,250
Short-Term Investment	5.68%	3,916,772
Other Assets Less Liabilities	0.97%	671,300
Total Net Assets	100.00%	$68,981,360

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities

As of June 30, 2022

Assets:
Investments, at value (cost $77,957,381)	$68,310,060
Cash	5,250
Receivables:
Interest and dividends	658,769
Investments sold	23,399

Total assets	68,997,478

Liabilities:
Accrued expenses:
Advisory fees	8,247
Related party fees	7,303
Operating expenses	568

Total liabilities	16,118

Total Net Assets	$68,981,360

Net Assets Consist of:
Paid in Capital	$78,674,762
Accumulated Deficit	(9,693,402)

Total Net Assets	$68,981,360
Shares Outstanding, no par value (unlimited authorized shares)	3,100,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$22.25

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations

For the fiscal year ended June 30, 2022

Investment Income:
Interest	$2,228,913
Dividends	131,195

Total Investment Income	2,360,108

Expenses:
Advisory fees (note 2)	192,519
Administration fees (note 2)	77,008
Fund accounting fees (note 2)	56,107
Professional fees	35,000
Other operating expenses	33,200
Transfer agent fees (note 2)	18,534
Compliance fees (note 2)	17,000
Pricing fees	16,871
Custody fees	14,797
Trustee fees (note 3)	9,000
Distribution fees	6,500
Insurance fees	4,500

Total Expenses	481,036

Expenses waived by the Sub-Advisor (note 2)	(95,695)

Net Expenses	385,341

Net Investment Income	1,974,767

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	13,983
Net change in unrealized depreciation on investments	(12,507,555)

Net Realized and Unrealized Loss on Investments	(12,493,572)

Net Decrease in Net Assets Resulting from Operations	$(10,518,805)

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets

For the fiscal year ended June 30,	2022	2021

Operations:
Net investment income	$1,974,767	$ 1,822,172
Net realized gain from investment transactions	13,983	536,833
Net change in unrealized appreciation (depreciation) on investments	(12,507,555)	633,240

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,518,805)	2,992,245

Distributions to Investors:
From distributable earnings	(2,572,837)	(2,059,605)

Decrease from Distributions to Investors	(2,572,837)	(2,059,605)

Beneficial Interest Transactions:
Shares sold	1,158,997	18,555,515

Increase from Beneficial Interest Transactions	1,158,997	18,555,515

Net Increase (Decrease) in Net Assets	(11,932,645)	19,488,155

Net Assets:
Beginning of year	80,914,005	61,425,850
End of year	$68,981,360	$ 80,914,005

Share Information:
Shares Sold	50,000	700,000
Net Increase in Shares	50,000	700,000

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	June 30,
of the fiscal years or period ended	2022	2021	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$ 26.53	$ 26.14	$ 25.28	$ 24.30	$ 25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.64	0.64	0.71	0.70	0.46
Net realized and unrealized gain (loss)
on investments	(4.08)	0.47	0.86	0.98	(0.71)

Total from Investment Operations	(3.44)	1.11	1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.64)	(0.64)	(0.71)	(0.70)	(0.45)
From capital gains	(0.20)	(0.08)	-	-	-

Total from Distributions to Investors	(0.84)	(0.72)	(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$ 22.25	$ 26.53	$ 26.14	$ 25.28	$ 24.30

Total Return (e)	(13.29)%	4.30%	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$68,981	$80,914	$61,426	$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.62%	0.65%	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	0.50%	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.58%	2.47%	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	20.17%	30.49%	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Calculated using the average shares method.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

1.  Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal. The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and seven years, under normal circumstances. Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2022 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Security	$4,828	$-	$4,828	$-
Corporate Bonds	50,549,432	-	50,549,432	-
Foreign Bond	144,250	-	144,250	-
Municipal Bonds	7,667,354	-	7,667,354	-
United States Treasury Notes	2,183,164	-	2,183,164	-
Closed-End Funds	949,450	949,450	-	-
Exchange-Traded Funds	2,799,560	2,799,560	-	-
Preferred Stock	95,250	95,250	-	-
Short-Term Investment	3,916,772	3,916,772	-	-
Total Assets	$68,310,060	$7,761,032	$60,549,028	$-

(a) The ETF did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Risk Considerations
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds, such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks.  The ETF is subject to the special risks, including:
o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”
o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

▪
In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

▪
When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

▪
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio.  This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
COVID-19 and Other Infectious Illnesses Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio and may be unable to accurately price its investments.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal year ended June 30, 2022, the Advisor earned $38,504 in net advisory fees after payment of the sub-advisor fee.

For the fiscal year ended June 30, 2022, the Sub-Advisor earned $154,015 in sub-advisory fees, of which $95,695 was waived pursuant to the Expense Limitation Agreement.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The ETF incurred $77,008 in administration fees for the fiscal year ended June 30, 2022. The Administrator is responsible for collecting expense amounts from the ETF, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the ETF.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
For the period from July 1, 2021 through May 22, 2022, The Bank of New York Mellon (“BNY”) served as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, BNY was entitled to receive compensation from the ETF pursuant to BNY’s fee arrangements with the ETF.

Since May 23, 2022, Nottingham Shareholder Services (the “Transfer Agent”) has served as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  Broadridge Solutions, Inc. also served as the Sub-Transfer Agent during this time period.

Fund Accounting
For the period from July 1, 2021 through May 22, 2022, BNY served as the fund accountant for the ETF.  For its services, BNY was entitled to receive compensation from the ETF pursuant to BNY’s fee arrangements with the ETF.

Since May 23, 2022, The Nottingham Company (the “Fund Accountant”) has served as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

4.	Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$15,551,232	$14,536,494	$4,552,515	$3,096,618

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$ -	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal years ended June 30, 2019 through June 30, 2022 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended June 30, 2022, the ETF did not incur any interest or penalties.

Distributions during the years ended were characterized for tax purposes as follows:

	June 30, 2022	June 30, 2021
Ordinary Income	$1,838,625	$1,838,625
Capital Gains	606,157	220,980
Total Distributions	$2,572,837	$2,059,605

At June 30, 2022, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$77,956,188

Gross Unrealized Appreciation	$ 15,990
Gross Unrealized Depreciation	(9,662,118)
Net Unrealized Depreciation	$ (9,646,128)
Undistributed Net Investment Income	7,603
Post-October Losses	(54,877)
Accumulated Deficit	$ (9,693,402)

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2022

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

8.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions
Per share distributions for the ETF during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
7/29/2022	7/28/2022	8/1/2022	$0.05750

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of UVA Unconstrained Medium-Term Fixed Income ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of UVA Unconstrained Medium-Term Fixed Income ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of June 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from August 18, 2017 (commencement of operations) to June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period from August 18, 2017 to June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
August 29, 2022

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2022

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal year ended June 30, 2022.

During the fiscal year, the ETF paid $1,966,680 in income distributions and $606,157 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from January 1, 2022 through June 30, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 866.90	$2.31
	$1,000.00	$1,022.32	$2.51
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Approval of Investment Advisory Agreement

In connection with the quarterly Board meeting held on December 16, 2021, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception; assuring compliance with the investment objectives, policies and limitations; and, its coordination of services among the service providers.  The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).  The Trustees noted that the UVA ETF had outperformed its peer group and the category for the one year period, but slightly underperformed the peer group and category for the since inception period.  It was noted that the underperformance was primarily due to start-up issues, “active” management both in asset selection and duration management which caused this fund to have to catch up to the benchmark and peer groups since inception.  The Trustees also considered the consistency of the Advisor’s management of the ETF with its investment objective, policies and limitations.  After reviewing the investment performance of the ETF, the Advisor’s experience managing the ETF, and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the advisory fee of the ETF to other comparable funds and noted it was below that of both the peer group and category averages. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2022

(iv)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months.  The Board noted that the Advisor had realized a very small profit for the prior twelve months of operations.  The Board considered the profit realized and concluded that Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that it had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  The Trustees noted that the ETF was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

6.     Approval of Investment Sub-Advisory Agreement

In connection with the quarterly Board meeting held on June 29, 2021, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Sub-Advisor, with respect to the ETF (the "Investment Sub-Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement.  The Trustees reviewed the services being provided by the Sub-Advisor to the ETF including, without limitation, the quality of its investment advisory services since the Sub-Advisor began managing the ETF (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the ETF’s investment objectives, policies and limitations; and, its coordination of services for the ETF among the service providers; and its efforts to promote the ETF, grow the assets, and assist in the distribution of shares (although no portion of the sub-advisory fee was targeted to pay distribution expenses).  The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and financial condition.  It was noted there had been no change in management.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2022

(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Sub-Advisor’s management of the ETF with its investment objective, policies, and limitations.

The Trustees noted that the ETF had outperformed the peer group average for the 1-year period but underperformed for the 3-year and since inception periods.  The Trustees noted that the ETF had also underperformed the category average for all periods.  The Trustees noted that the Sub-Advisor had stated the peer group and category averages consisted of funds that have a much greater concentration in U.S. Treasury and government securities, which performed better during the period.

After reviewing the investment performance of the ETF, the Sub-Advisor’s experience managing the ETF, the historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and the Sub-Advisor was satisfactory.

(iii)
Fees and Expenses.  The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement.  The Trustees noted that there were no other accounts managed by the Sub-Advisor to which to compare fees but that the Trustees had previously determined as part of its consideration of the advisory agreement with the Advisor that the overall advisory fee paid by the ETF was not unreasonable in relation to the services provided.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months.  The Board noted that the Sub-Advisor had realized a small profit for the prior twelve months of operations.  The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

7.    Information about Trustees and Officers

The business and affairs of the ETF and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $9,000 during the fiscal year ended June 30, 2022 from the ETF for their services to the ETF and Trust.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2022

Name and Date of Birth	Position held with ETFs or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in ETF Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	5
Independent Trustee of the Wonderfund Trust for all its series since 2021; Volt ETF Trust for all of its series since 2016; and Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).

Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	5	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

Name and Date of Birth	Position held with ETFs or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Since 12/16	Managing Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 05/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Universal Value Advisors
116 South Franklin Street	1 E. Liberty Street #406
Rocky Mount, North Carolina 27804	Reno, Nevada 89501

Telephone: 800-773-3863	Telephone: 775-284-7778

World Wide Web @: ncfunds.com	World Wide Web @: universalvalueadvisors.com

(b) Not applicable.
Item 2. Code of Ethics.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3. Audit Committee Financial Expert.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.
Item 4. Principal Accountant Fees and Services.
(a)
Audit Fees – Audit fees billed for the UVA Unconstrained Medium-Term Fixed Income ETF and UVA Dividend Value ETF (the “Funds”) for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the annual audit of the Funds’ financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	June 30, 2022	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$14,200	$14,200
UVA Dividend Value ETF	$11,000	$0

(b)
Audit-Related Fees – Audit-related fees billed in the fiscal years ended June 30, 2021 and June 30, 2022 are reflected in the table below.  These amounts represent fees billed each of the last two fiscal years for professional services rendered by the Accountant in connection with two-semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	June 30, 2022	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$0	$0
UVA Dividend Value ETF	$5,500	$0

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2022	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000	$3,000
UVA Dividend Value ETF	$3,000	$0

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended June 30, 2021 and June 30, 2022 for products and services by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the fiscal years ended June 30, 2021 and June 30, 2022 are reflected in the table below:
Fund	June 30, 2022	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000	$3,000
UVA Dividend Value ETF	$3,000	$0

There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)
The Funds are listed issuers as defined in Rule 10A-3 under the Exchange Act of 1934 and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Funds’ audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not Applicable.
Item 6. Schedule of Investments.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.                             Submission of Matters to a Vote of Security Holders.
None.
Item 11.                             Controls and Procedures.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Fund Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: December 1, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: December 1, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: December 1, 2022	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer